Proportionate share of income (loss) from Evertec minority interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Income Loss From Equity Method Investments	$ 42,873	$ 73,478	$ 33,769
E V E R T E C Inc [Member]
Related Party Transaction [Line Items]
Income Loss From Equity Method Investments	15,203	38,274	13,936
Intercompany Income Loss Eliminations	(15,378)	(53,449)	(52,218)
Income Loss From Equity Method Investments Net Of Intercompany Income Loss Eliminations	$ (175)	$ (15,175)	$ (38,282)